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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  September 30, 2009
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   11/12/2009
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 93
                                            --------------------------------

Form 13F Information Table Value Total:     $        59,090
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVIDENTITY CORP COM         common           00506P103     1054   380435 SH       Sole                    57086            323349
AMERICA SVC GROUP INC COM      common           02364L109      711    42990 SH       Sole                     6517             36473
AMERN ITALIAN PASTA CO CL A    common           027070101      651    23955 SH       Sole                     3725             20230
ATP Oil & Gas Corporation      common           00208j108      666    37230 SH       Sole                     5595             31635
ATS MED INC COM                common           002083103      844   315101 SH       Sole                    48510            266591
American Electric Technology,  common           025576109       72    30515 SH       Sole                                      30515
Amerigon, Inc.                 common           03070l300       78    10610 SH       Sole                     2040              8570
Amicas, Inc.                   common           001712108      949   263625 SH       Sole                    39750            223875
Applied Micro Circuits Corp    common           03822w406     1153   115400 SH       Sole                    17360             98040
AtriCure Inc.                  common           04963c209     1124   238065 SH       Sole                    36584            201481
AuthenTec Inc.                 common           052660107      787   281155 SH       Sole                    44285            236870
Big 5 Sporting Goods Corporati common           08915P101     1108    73370 SH       Sole                    11035             62335
Bio-Reference Labs, Inc.       common           09057g602      213     6200 SH       Sole                     1050              5150
Brookdale Senior Living Inc.   common           112463104      942    51950 SH       Sole                     8085             43865
CAI International, Inc.        common           12477x106      174    23615 SH       Sole                     4240             19375
CALGON CARBON CORP COM         common           129603106      796    53700 SH       Sole                     7155             46545
CAREER ED CORP COM             common           141665109      855    35160 SH       Sole                     5315             29845
COGENT INC COM                 common           19239Y108      750    74285 SH       Sole                    11610             62675
Carmike Cinemas Inc.           common           143436400      922    91160 SH       Sole                    14195             76965
China Grentech Corporation Ltd common           16938p107      124    26140 SH       Sole                     4655             21485
China TechFaith Wireless Commu common           169424108      156    46925 SH       Sole                     8410             38515
Clarient Corporation           common           180489106     1037   246225 SH       Sole                    37220            209005
Clean Energy Fuels Corporation common           184499101      250    17325 SH       Sole                     2840             14485
Cott Corporation               common           22163n106     1067   145170 SH       Sole                    21890            123280
Cray, Inc.                     common           225223304      795    95440 SH       Sole                    14390             81050
Cryptologic Ltd                common           G3159C109      650   110095 SH       Sole                    16543             93552
DELIA'S INC NEW COM            common           246911101      382   177820 SH       Sole                    26570            151250
DayStar Technologies, Inc.     common           23962q100       52    69025 SH       Sole                    13990             55035
Dot Hill Systems Corporation   common           25848T109      150    86370 SH       Sole                    15320             71050
Electronic Game Card, Inc.     common           285716106      117    80115 SH       Sole                    13440             66675
Endologix, Inc.                common           29266s106      572    92350 SH       Sole                    14150             78200
Entegris, Inc.                 common           29362u104      153    30945 SH       Sole                     5575             25370
Entropic Communications, Inc.  common           29384r105      808   294710 SH       Sole                    45925            248785
Falcon Oil & Gas, Ltd.         common           306071101       41    90760 SH       Sole                    16090             74670
GILAT SATELLITE NETWORKS LTD   common           M51474118      851   202155 SH       Sole                    30890            171265
GRAN TIERRA ENERGY INC COM     common           38500T101     1062   255310 SH       Sole                    39595            215715
Gannett Company, Inc.          common           364730101      869    69445 SH       Sole                    10870             58575
GigaMedia LTD                  common           y2711y104       64    12195 SH       Sole                     2150             10045
Glu Mobile Inc.                common           379890106       96    81765 SH       Sole                    16000             65765
Great Basin Gold Ltd.          common           390124105      127    83300 SH       Sole                    14750             68550
HQ Sustainable Maritime Indust common           40426a208      107    12115 SH       Sole                     2270              9845
Hecla Mining Company           common           422704106      851   193960 SH       Sole                    30800            163160
Hollysys Automation Technologi common           g45667105      195    20570 SH       Sole                     3685             16885
Hypercom Corporation           common           44913m105      192    61880 SH       Sole                    11170             50710
INNODATA ISOGEN INC COM NEW    common           457642205     1525   191863 SH       Sole                    29431            162432
ISHARES TR S+P SMALLCAP 600/BA common           464287887     1486    27495 SH       Sole                                      27495
ITC DELTACOM INCCOM PAR $0.01  common           45031T872       43    33210 SH       Sole                                      33210
Linktone Ltd                   common           535925101      133    62960 SH       Sole                    11490             51470
LivePerson, Inc.               common           538146101      139    27590 SH       Sole                     4520             23070
Local.com Corporation          common           53954r105      146    29305 SH       Sole                     5110             24195
LodgeNet Interactive Corporati common           540211109      629    83260 SH       Sole                    12700             70560
Melco Crown Entertainment LTD  common           585464100      183    26335 SH       Sole                     5160             21175
Mellanox Technologies LTD      common           m51363113     1220    74435 SH       Sole                    11335             63100
Mercury Computer Systems Inc.  common           589378108      722    73255 SH       Sole                    11015             62240
Merge Healthcare Inc.          common           589499102      699   170085 SH       Sole                    25915            144170
NAVISITE INCCOM NEW            common           63935M208      126    57595 SH       Sole                    12270             45325
NEKTAR THERAPEUTICS COM        common           640268108     1388   142520 SH       Sole                    22070            120450
NORTHGATE MINERALS CORP COM    common           666416102     1334   497895 SH       Sole                    75445            422450
New Gold, Inc.                 common           644535106      176    46485 SH       Sole                     8160             38325
ON TRACK INNOVATIONS LTD       common           M8791A109      299   287800 SH       Sole                    45815            241985
OPENTV CORP COM                common           G67543101     1039   752605 SH       Sole                   112070            640535
OPENWAVE SYS INC COM NEW       common           683718308      910   350150 SH       Sole                    52958            297192
Orbitz Worldwide Inc.          common           68557k109     1133   183375 SH       Sole                    27690            155685
Overhill Farms Inc.            common           690212105      132    21855 SH       Sole                     3830             18025
PEGASYSTEMS INC COM            common           705573103      967    27995 SH       Sole                     4180             23815
PLATO Learning, Inc.           common           72764y100      263    60875 SH       Sole                    10550             50325
PNI Digital Media, Inc.        common           69351F106      106    57140 SH       Sole                     9640             47500
Pan American Silver Corporatio common           697900108      960    42125 SH       Sole                     6460             35665
Ramtron International Corporat common           751907304      157    62165 SH       Sole                    11070             51095
Rex Energy Corporation         common           761565100      793    95005 SH       Sole                    14340             80665
SHAW GROUP INC COM             common           820280105      873    27205 SH       Sole                     4205             23000
STAAR SURGICAL CO COM          common           852312305     1362   333723 SH       Sole                    49704            284019
SXC Health Solutions Corporati common           78505p100      313     6695 SH       Sole                     1070              5625
Shuffle Master, Inc.           common           825549108      146    15530 SH       Sole                     2795             12735
Shutterfly Inc.                common           82568p304      768    46165 SH       Sole                     6995             39170
Sirius XM Radio Inc.           common           82967n108      799  1257905 SH       Sole                   203110           1054795
Southwest Water Company        common           845331107      692   140560 SH       Sole                    21345            119215
TIER TECHNOLOGIES INC CL B     common           88650Q100     1069   126061 SH       Sole                    19005            107056
TIVO INC COM                   common           888706108      635    61325 SH       Sole                     9240             52085
TRANSACT TECHNOLOGIES INC COM  common           892918103      100    18805 SH       Sole                     3180             15625
TeleCommunication Systems, Inc common           87929j103      100    11955 SH       Sole                     2210              9745
Trident Microsystems Inc.      common           895919108     1065   411145 SH       Sole                    62105            349040
UNITED THERAPEUTICS CORP DEL C common           91307C102      869    17730 SH       Sole                     3670             14060
UNIVERSAL TECHNICAL INST INC C common           913915104      901    45760 SH       Sole                     6570             39190
Vanda Pharmaceuticals Inc.     common           921659108      742    63750 SH       Sole                     9780             53970
Virgin Media Inc.              common           92769L101     1795   128950 SH       Sole                    20445            108505
VirtualScopics, Inc.           common           928269109       96    77015 SH       Sole                    14220             62795
Virtusa Corporation            common           92827p102      910    95870 SH       Sole                    14505             81365
Westell Technologies, Inc.     common           957541105      922   693495 SH       Sole                   104279            589216
Xyratex, Ltd.                  common           g98268108     1523   160105 SH       Sole                    24060            136045
Zoran Corporation              common           98975f101      968    84050 SH       Sole                    12645             71405
inContact, Inc.                common           45336e109      197    65965 SH       Sole                    12160             53805
interCLICK Inc. NEW            common           458483203      919   435730 SH       Sole                    69437            366293
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